Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Reinhart Midcap PMV Fund
Class Name	Investor Class
Trading Symbol	RPMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$69	1.30%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.30%
Updated Performance Information Location [Text Block]	Visit https://reinhartfunds.com for more recent performance information.
Net Assets	$ 130,775,516
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$130,775,516
Number of Holdings	42
Portfolio Turnover	15%

Holdings [Text Block]

Industry	(%)
Financials	23.7%
Industrials	13.5%
Health Care	10.9%
Information Technology	10.2%
Consumer Discretionary	9.3%
Real Estate	8.4%
Materials	7.4%
Communication Services	4.3%
Consumer Staples	4.0%
Cash & Other	8.3%

Top 10 Issuers	(%)
SS&C Technologies Holdings	4.2%
Lantheus Holdings	3.7%
First American Treasury Obligations Fund	3.5%
TransUnion	3.3%
Paycom Software	3.2%
Affiliated Managers Group	3.1%
M&T Bank	3.0%
U-Haul Holding, Series N	2.9%
Live Nation Entertainment	2.9%
FMC	2.7%

Updated Prospectus Web Address	https://reinhartfunds.com
Advisor Class
Shareholder Report [Line Items]
Fund Name	Reinhart Midcap PMV Fund
Class Name	Advisor Class
Trading Symbol	RPMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$56	1.05%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%
Updated Performance Information Location [Text Block]	Visit https://reinhartfunds.com for more recent performance information.
Net Assets	$ 130,775,516
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$130,775,516
Number of Holdings	42
Portfolio Turnover	15%

Holdings [Text Block]

Industry	(%)
Financials	23.7%
Industrials	13.5%
Health Care	10.9%
Information Technology	10.2%
Consumer Discretionary	9.3%
Real Estate	8.4%
Materials	7.4%
Communication Services	4.3%
Consumer Staples	4.0%
Cash & Other	8.3%

Top 10 Issuers	(%)
SS&C Technologies Holdings	4.2%
Lantheus Holdings	3.7%
First American Treasury Obligations Fund	3.5%
TransUnion	3.3%
Paycom Software	3.2%
Affiliated Managers Group	3.1%
M&T Bank	3.0%
U-Haul Holding, Series N	2.9%
Live Nation Entertainment	2.9%
FMC	2.7%

Updated Prospectus Web Address	https://reinhartfunds.com
Institutional Class
Shareholder Report [Line Items]
Fund Name	Reinhart Midcap PMV Fund
Class Name	Institutional Class
Trading Symbol	RPMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]	Visit https://reinhartfunds.com for more recent performance information.
Net Assets	$ 130,775,516
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$130,775,516
Number of Holdings	42
Portfolio Turnover	15%

Holdings [Text Block]

Industry	(%)
Financials	23.7%
Industrials	13.5%
Health Care	10.9%
Information Technology	10.2%
Consumer Discretionary	9.3%
Real Estate	8.4%
Materials	7.4%
Communication Services	4.3%
Consumer Staples	4.0%
Cash & Other	8.3%

Top 10 Issuers	(%)
SS&C Technologies Holdings	4.2%
Lantheus Holdings	3.7%
First American Treasury Obligations Fund	3.5%
TransUnion	3.3%
Paycom Software	3.2%
Affiliated Managers Group	3.1%
M&T Bank	3.0%
U-Haul Holding, Series N	2.9%
Live Nation Entertainment	2.9%
FMC	2.7%

Updated Prospectus Web Address	https://reinhartfunds.com
Investor Class
Shareholder Report [Line Items]
Fund Name	Reinhart Genesis PMV Fund
Class Name	Investor Class
Trading Symbol	RPMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Reinhart Genesis PMV Fund for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$65	1.20%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.20%
Updated Performance Information Location [Text Block]	Visit https://reinhartfunds.com for more recent performance information.
Net Assets	$ 581,324,692
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$581,324,692
Number of Holdings	40
Portfolio Turnover	14%

Holdings [Text Block]

Industry	(%)**
Financials	27.1%
Information Technology	20.5%
Industrials	15.3%
Consumer Discretionary	15.0%
Health Care	9.9%
Real Estate	7.1%
Materials	1.4%
Consumer Staples	1.4%
Cash & Other	2.3%

Top 10 Issuers	(%)**
First Citizens BancShares	5.6%
frontdoor	5.1%
Lantheus Holdings	4.3%
Assured Guaranty	3.9%
Wintrust Financial	3.8%
Insperity	3.7%
Hillman Solutions	3.7%
Air Lease, Class A	3.5%
U-Haul Holding, Series N	3.5%
Marcus & Millichap	3.4%

Updated Prospectus Web Address	https://reinhartfunds.com
Advisor Class
Shareholder Report [Line Items]
Fund Name	Reinhart Genesis PMV Fund
Class Name	Advisor Class
Trading Symbol	RPMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Reinhart Genesis PMV Fund for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$51	0.95%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://reinhartfunds.com for more recent performance information.
Net Assets	$ 581,324,692
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$581,324,692
Number of Holdings	40
Portfolio Turnover	14%

Holdings [Text Block]

Industry	(%)**
Financials	27.1%
Information Technology	20.5%
Industrials	15.3%
Consumer Discretionary	15.0%
Health Care	9.9%
Real Estate	7.1%
Materials	1.4%
Consumer Staples	1.4%
Cash & Other	2.3%

Top 10 Issuers	(%)**
First Citizens BancShares	5.6%
frontdoor	5.1%
Lantheus Holdings	4.3%
Assured Guaranty	3.9%
Wintrust Financial	3.8%
Insperity	3.7%
Hillman Solutions	3.7%
Air Lease, Class A	3.5%
U-Haul Holding, Series N	3.5%
Marcus & Millichap	3.4%

Updated Prospectus Web Address	https://reinhartfunds.com
Advisor Class
Shareholder Report [Line Items]
Fund Name	Reinhart International PMV Fund
Class Name	Advisor Class
Trading Symbol	RPMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Reinhart International PMV Fund for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://reinhartfunds.com for more recent performance information.
Net Assets	$ 1,575,214
Holdings Count | $ / shares	45
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$1,575,214
Number of Holdings	45
Portfolio Turnover	45%

Holdings [Text Block]

Industry	(%)**
Information Technology	23.0%
Financials	19.2%
Consumer Discretionary	19.1%
Industrials	14.9%
Consumer Staples	7.7%
Real Estate	7.0%
Communication Services	2.7%
Materials	2.3%
Health Care	1.6%
Cash & Other	2.5%

Top 10 Issuers	(%)**
Edenred	4.0%
Jeronimo Martins SGPS SA	3.7%
JD Logistics	3.4%
BAWAG Group AG	3.2%
First American Treasury Obligations Fund	3.2%
Silicon Motion Technology	3.2%
Cushman & Wakefield plc	3.1%
Sanwa Holdings Corp.	3.1%
Euronet Worldwide	2.9%
Mercari	2.8%

Top Ten Countries	(%)**
France	12.6%
United Kingdom	11.5%
United States	10.9%
Japan	10.0%
Canada	9.6%
China	6.6%
Taiwan, Province Of China	4.9%
Portugal	3.7%
Austria	3.2%
Cash & Other	27.0%

Updated Prospectus Web Address	https://reinhartfunds.com